UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Japan Fund

Investor Class (PRJPX)

This annual shareholder report contains important information about Japan Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - Investor Class	$130	1.14%

What drove fund performance during the past 12 months?

  Japanese stocks rose sharply in the year ended October 31, 2025. Segments of the market, notably auto original equipment manufacturers, soared in July on the announcement of a Japan-U.S. trade deal. In October, markets welcomed the election of Sanae Takaichi as Japan’s prime minister, with her focus on the economy and proactive fiscal policy likely to be positive for stock prices.

  Versus the TOPIX Index Net, the leading contributor to relative performance was stock selection in the automobiles and transportation equipment sector. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Stock choices and an overweight position in machinery also added value.

  The leading detractor from relative performance was stock selection in the electric appliances and precision instruments sector. Renesas Electronics, a global leader in automotive microcontrollers, lagged significantly due to conservative forward guidance and margin pressure concerns. Stock choices in steel and nonferrous metals also dragged.

  The fund invests in Japanese companies across the market capitalization spectrum in a wide range of sectors, with a focus on opportunities where there is potential upside relative to the risks priced in the market (asymmetric risk-reward). We continued to closely manage the fund’s sector allocations and style exposures. With sector and style more neutralized relative to the benchmark, our focus was on stock selection, guided by our belief that improving governance will drive shareholder returns for many Japanese businesses.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark	Previous Benchmark
2015	10,000	10,000	10,000
2016	9,775	9,174	9,115
2016	10,415	9,801	9,716
2016	11,367	10,109	9,986
2016	11,872	10,462	10,319
2017	11,851	10,680	10,547
2017	12,372	10,945	10,737
2017	13,464	11,686	11,403
2017	14,467	12,483	12,156
2018	15,751	13,533	13,185
2018	15,434	13,168	12,797
2018	15,573	12,720	12,401
2018	14,165	11,929	11,723
2019	13,964	11,801	11,653
2019	14,815	12,016	11,878
2019	14,645	11,945	11,851
2019	15,720	12,886	12,797
2020	16,197	13,005	12,959
2020	15,363	11,579	11,521
2020	16,879	11,981	12,008
2020	19,230	12,885	12,840
2021	21,908	14,754	14,890
2021	21,241	14,945	15,043
2021	20,596	14,932	15,040
2021	21,118	15,235	15,392
2022	17,793	14,304	14,521
2022	14,759	12,871	13,029
2022	14,443	12,771	12,892
2022	13,260	11,524	11,595
2023	15,316	13,509	13,543
2023	14,903	13,577	13,589
2023	15,454	14,713	14,844
2023	13,289	13,497	13,542
2024	14,809	15,853	16,050
2024	15,000	15,966	16,203
2024	15,993	17,039	17,249
2024	15,280	16,370	16,565
2025	15,976	16,684	16,876
2025	17,336	17,492	17,544
2025	18,123	18,325	18,306
2025	19,670	20,431	20,737

202501-4140694, 202512-4880909

F62-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Japan Fund (Investor Class)	28.73%	0.45%	7.00%
TOPIX Index Net (Regulatory/Strategy Benchmark)	24.80	9.66	7.41
MSCI Japan Index Net (Previous Benchmark)	25.18	10.06	7.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$301,598
  Number of Portfolio Holdings80
  Investment Advisory Fees Paid (000s)$1,581
  Portfolio Turnover Rate42.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	18.1%
IT & Services & Others	10.4
Banks	9.8
Raw Materials & Chemicals	9.7
Automobiles & Transportation Equipment	8.4
Commercial & Wholesale Trade	8.0
Machinery	7.5
Retail Trade	7.3
Financials Ex-Banks	6.5
Other	14.3

Top Ten Holdings (as a % of Net Assets)

Mitsubishi UFJ Financial Group	6.0%
Sony Group	5.1
Toyota Motor	4.3
ITOCHU	3.8
Tsuruha Holdings	3.0
ORIX	2.9
Nintendo	2.5
Resona Holdings	2.4
Shin-Etsu Chemical	2.3
Mitsubishi Electric	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Tokyo Stock Exchange and MSCI do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Japan Fund

Investor Class (PRJPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Japan Fund

I Class (RJAIX)

This annual shareholder report contains important information about Japan Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - I Class	$95	0.83%

What drove fund performance during the past 12 months?

  Japanese stocks rose sharply in the year ended October 31, 2025. Segments of the market, notably auto original equipment manufacturers, soared in July on the announcement of a Japan-U.S. trade deal. In October, markets welcomed the election of Sanae Takaichi as Japan’s prime minister, with her focus on the economy and proactive fiscal policy likely to be positive for stock prices.

  Versus the TOPIX Index Net, the leading contributor to relative performance was stock selection in the automobiles and transportation equipment sector. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Stock choices and an overweight position in machinery also added value.

  The leading detractor from relative performance was stock selection in the electric appliances and precision instruments sector. Renesas Electronics, a global leader in automotive microcontrollers, lagged significantly due to conservative forward guidance and margin pressure concerns. Stock choices in steel and nonferrous metals also dragged.

  The fund invests in Japanese companies across the market capitalization spectrum in a wide range of sectors, with a focus on opportunities where there is potential upside relative to the risks priced in the market (asymmetric risk-reward). We continued to closely manage the fund’s sector allocations and style exposures. With sector and style more neutralized relative to the benchmark, our focus was on stock selection, guided by our belief that improving governance will drive shareholder returns for many Japanese businesses.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory/Strategy Benchmark	Previous Benchmark
3/6/17	500,000	500,000	500,000
4/30/17	513,469	506,618	505,449
7/31/17	559,184	540,927	536,822
10/31/17	601,224	577,783	572,280
1/31/18	654,545	626,395	620,706
4/30/18	641,371	609,482	602,443
7/31/18	647,546	588,785	583,806
10/31/18	589,090	552,134	551,898
1/31/19	581,191	546,228	548,605
4/30/19	616,160	556,190	559,175
7/31/19	609,520	552,874	557,906
10/31/19	654,227	596,434	602,457
1/31/20	674,505	601,949	610,059
4/30/20	639,811	535,969	542,390
7/31/20	703,342	554,551	565,309
10/31/20	801,567	596,386	604,474
1/31/21	913,374	682,897	700,966
4/30/21	885,612	691,762	708,188
7/31/21	859,238	691,151	708,039
10/31/21	880,985	705,174	724,627
1/31/22	742,786	662,074	683,616
4/30/22	616,625	595,741	613,362
7/31/22	603,422	591,107	606,925
10/31/22	554,034	533,395	545,860
1/31/23	640,878	625,281	637,583
4/30/23	623,642	628,453	639,748
7/31/23	647,146	680,997	698,813
10/31/23	556,786	624,749	637,495
1/31/24	620,805	733,800	755,599
4/30/24	629,331	738,994	762,792
7/31/24	671,428	788,671	812,022
10/31/24	642,120	757,731	779,832
1/31/25	671,659	772,242	794,483
4/30/25	729,454	809,662	825,923
7/31/25	763,682	848,190	861,797
10/31/25	829,333	945,664	976,209

202501-4140694, 202512-4880909

F1073-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Japan Fund (I Class)	29.16%	0.68%	6.02%
TOPIX Index Net (Regulatory/Strategy Benchmark)	24.80	9.66	7.64
MSCI Japan Index Net (Previous Benchmark)	25.18	10.06	8.04

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$301,598
  Number of Portfolio Holdings80
  Investment Advisory Fees Paid (000s)$1,581
  Portfolio Turnover Rate42.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	18.1%
IT & Services & Others	10.4
Banks	9.8
Raw Materials & Chemicals	9.7
Automobiles & Transportation Equipment	8.4
Commercial & Wholesale Trade	8.0
Machinery	7.5
Retail Trade	7.3
Financials Ex-Banks	6.5
Other	14.3

Top Ten Holdings (as a % of Net Assets)

Mitsubishi UFJ Financial Group	6.0%
Sony Group	5.1
Toyota Motor	4.3
ITOCHU	3.8
Tsuruha Holdings	3.0
ORIX	2.9
Nintendo	2.5
Resona Holdings	2.4
Shin-Etsu Chemical	2.3
Mitsubishi Electric	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Tokyo Stock Exchange and MSCI do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Japan Fund

I Class (RJAIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Japan Fund

Z Class (TRZJX)

This annual shareholder report contains important information about Japan Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Japanese stocks rose sharply in the year ended October 31, 2025. Segments of the market, notably auto original equipment manufacturers, soared in July on the announcement of a Japan-U.S. trade deal. In October, markets welcomed the election of Sanae Takaichi as Japan’s prime minister, with her focus on the economy and proactive fiscal policy likely to be positive for stock prices.

  Versus the TOPIX Index Net, the leading contributor to relative performance was stock selection in the automobiles and transportation equipment sector. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Stock choices and an overweight position in machinery also added value.

  The leading detractor from relative performance was stock selection in the electric appliances and precision instruments sector. Renesas Electronics, a global leader in automotive microcontrollers, lagged significantly due to conservative forward guidance and margin pressure concerns. Stock choices in steel and nonferrous metals also dragged.

  The fund invests in Japanese companies across the market capitalization spectrum in a wide range of sectors, with a focus on opportunities where there is potential upside relative to the risks priced in the market (asymmetric risk-reward). We continued to closely manage the fund’s sector allocations and style exposures. With sector and style more neutralized relative to the benchmark, our focus was on stock selection, guided by our belief that improving governance will drive shareholder returns for many Japanese businesses.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Z Class	Regulatory/Strategy Benchmark	Previous Benchmark
2/22/21	10,000	10,000	10,000
4/30/21	9,188	9,487	9,429
7/31/21	8,934	9,479	9,427
10/31/21	9,179	9,671	9,648
1/31/22	7,754	9,080	9,102
4/30/22	6,447	8,170	8,167
7/31/22	6,324	8,107	8,081
10/31/22	5,822	7,315	7,268
1/31/23	6,742	8,576	8,489
4/30/23	6,578	8,619	8,518
7/31/23	6,841	9,340	9,305
10/31/23	5,900	8,568	8,488
1/31/24	6,592	10,064	10,061
4/30/24	6,693	10,135	10,156
7/31/24	7,156	10,816	10,812
10/31/24	6,857	10,392	10,383
1/31/25	7,190	10,591	10,578
4/30/25	7,825	11,104	10,997
7/31/25	8,208	11,633	11,475
10/31/25	8,927	12,970	12,998

202501-4140694, 202512-4880909

F1414-052 12/25

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Japan Fund (Z Class)	30.20%	-2.39%
TOPIX Index Net (Regulatory/Strategy Benchmark)	24.80	5.70
MSCI Japan Index Net (Previous Benchmark)	25.18	5.75

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$301,598
  Number of Portfolio Holdings80
  Investment Advisory Fees Paid (000s)$1,581
  Portfolio Turnover Rate42.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	18.1%
IT & Services & Others	10.4
Banks	9.8
Raw Materials & Chemicals	9.7
Automobiles & Transportation Equipment	8.4
Commercial & Wholesale Trade	8.0
Machinery	7.5
Retail Trade	7.3
Financials Ex-Banks	6.5
Other	14.3

Top Ten Holdings (as a % of Net Assets)

Mitsubishi UFJ Financial Group	6.0%
Sony Group	5.1
Toyota Motor	4.3
ITOCHU	3.8
Tsuruha Holdings	3.0
ORIX	2.9
Nintendo	2.5
Resona Holdings	2.4
Shin-Etsu Chemical	2.3
Mitsubishi Electric	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Tokyo Stock Exchange and MSCI do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Japan Fund

Z Class (TRZJX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRJPX Japan Fund
RJAIX Japan Fund–
.
I Class
TRZJX Japan Fund–
.
Z Class

T. ROWE PRICE Japan Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 12 .00 $ 10 .62 $ 11 .32 $ 18 .99 $ 17 .75
Investment activities
Net investment income
(1)(2)
0 .19 0 .09 0 .07 0 .06 0 .05
Net realized and unrealized
gain/loss 3 .13 1 .49 0 .03
(3)
( 6 .81 ) 1 .71
Total from investment
activities 3 .32 1 .58 0 .10 ( 6 .75 ) 1 .76
Distributions
Net investment income ( 0 .28 ) ( 0 .20 ) — ( 0 .03 ) ( 0 .08 )
Net realized gain ( 0 .29 ) — ( 0 .80 ) ( 0 .89 ) ( 0 .44 )
Total distributions ( 0 .57 ) ( 0 .20 ) ( 0 .80 ) ( 0 .92 ) ( 0 .52 )
NET ASSET VALUE
End of period $ 14 .75 $ 12 .00 $ 10 .62 $ 11 .32 $ 18 .99

T. ROWE PRICE Japan Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(4)
28 .73% 14 .98% 0 .22% ( 37 .21 ) % 9 .82%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .16% 1 .13% 1 .08% 1 .05% 0 .96%
Net expenses after
waivers/payments by Price
Associates 1 .14% 1 .13% 1 .08% 1 .05% 0 .96%
Net investment income 1 .49% 0 .76% 0 .61% 0 .42% 0 .25%
Portfolio turnover rate 42 .0% 67 .6% 124 .4% 35 .7% 26 .9%
Net assets, end of period (in
thousands) $159,264 $155,352 $192,404 $264,666 $624,641
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Japan Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 12 .05 $ 10 .66 $ 11 .33 $ 19 .04 $ 17 .79
Investment activities
Net investment income
(1)(2)
0 .25 0 .13 0 .10 0 .09 0 .09
Net realized and unrealized
gain/loss 3 .12 1 .49 0 .03
(3)
( 6 .82 ) 1 .69
Total from investment
activities 3 .37 1 .62 0 .13 ( 6 .73 ) 1 .78
Distributions
Net investment income ( 0 .35 ) ( 0 .23 ) — ( 0 .09 ) ( 0 .09 )
Net realized gain ( 0 .29 ) — ( 0 .80 ) ( 0 .89 ) ( 0 .44 )
Total distributions ( 0 .64 ) ( 0 .23 ) ( 0 .80 ) ( 0 .98 ) ( 0 .53 )
NET ASSET VALUE
End of period $ 14 .78 $ 12 .05 $ 10 .66 $ 11 .33 $ 19 .04

T. ROWE PRICE Japan Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(4)
29 .16% 15 .33% 0 .50% ( 37 .11 ) % 9 .91%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .95% 0 .95% 0 .90% 0 .90% 0 .85%
Net expenses after
waivers/payments by Price
Associates 0 .83% 0 .84% 0 .85% 0 .87% 0 .85%
Net investment income 1 .91% 1 .07% 0 .85% 0 .61% 0 .44%
Portfolio turnover rate 42 .0% 67 .6% 124 .4% 35 .7% 26 .9%
Net assets, end of period (in
thousands) $84,934 $62,901 $144,227 $78,107 $248,968
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Japan Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 12 .16 $ 10 .78 $ 11 .36 $ 19 .11 $ 20 .82
Investment activities
Net investment income
(2)(3)
0 .35 0 .22 0 .20 0 .21 0 .24
Net realized and unrealized
gain/loss 3 .14 1 .50 0 .02
(4)
( 6 .81 ) ( 1 .95 )
(4)
Total from investment
activities 3 .49 1 .72 0 .22 ( 6 .60 ) ( 1 .71 )
Distributions
Net investment income ( 0 .46 ) ( 0 .34 ) — ( 0 .26 ) —
Net realized gain ( 0 .29 ) — ( 0 .80 ) ( 0 .89 ) —
Total distributions ( 0 .75 ) ( 0 .34 ) ( 0 .80 ) ( 1 .15 ) —
NET ASSET VALUE
End of period $ 14 .90 $ 12 .16 $ 10 .78 $ 11 .36 $ 19 .11

T. ROWE PRICE Japan Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
Ratios/Supplemental Data
Total return
(3)(5)
30 .20% 16 .23% 1 .34% ( 36 .57 ) % ( 8 .21 ) %
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .91% 0 .91% 0 .88% 0 .89% 0 .84%
(6)
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .02% 0 .03% 0 .01%
(6)
Net investment income 2 .65% 1 .87% 1 .71% 1 .52% 1 .81%
(6)
Portfolio turnover rate 42 .0% 67 .6% 124 .4% 35 .7% 26 .9%
Net assets, end of period (in
thousands) $57,400 $53,811 $65,812 $75,352 $142,074
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Japan Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
JAPAN
 98.5%
COMMON STOCKS  97.9%
AUTOMOBILES & TRANSPORTATION
EQUIPMENT  8.4%
Rubber Products  1.5%
Toyo Tire  165,700 4,528
4,528
Transportation Equipment  6.9%
Honda Motor  311,500 3,149
Isuzu Motors (1) 200,900 2,465
Kawasaki Heavy Industries (1) 30,600 2,450
Toyota Motor  628,000 12,803
20,867
Total Automobiles & Transportation
Equipment 25,395
BANKS  9.8%
Banks  9.8%
Mitsubishi UFJ Financial Group  1,196,300 18,071
Rakuten Bank (1)(2) 33,100 1,817
Resona Holdings  754,000 7,269
Tokyo Kiraboshi Financial Group  52,300 2,490
Total Banks 29,647
COMMERCIAL & WHOLESALE TRADE  8.0%
Wholesale Trade  8.0%
Daiwabo Holdings  101,000 1,887
Hanwa  109,400 4,563
ITOCHU  196,300 11,370
Sumitomo  219,000 6,371
Total Commercial & Wholesale Trade 24,191
CONSTRUCTION & MATERIALS  3.7%
Construction  1.0%
Penta-Ocean Construction  327,500 2,998
2,998
Glass & Ceramics Products  2.7%
Niterra  82,600 3,389
Taiheiyo Cement  160,700 4,360

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Tokai Carbon  45,000 301
8,050
Total Construction & Materials 11,048
ELECTRIC APPLIANCES & PRECISION
INSTRUMENTS  18.1%
Electric Appliances  13.4%
Horiba  41,900 3,893
Konica Minolta  693,900 2,383
Mitsubishi Electric  235,900 6,698
NIDEC  126,000 1,533
Renesas Electronics  516,000 6,372
Sony Group  555,000 15,456
Yokogawa Electric  131,300 3,928
40,263
Precision Instruments  4.7%
Hoya  21,500 3,492
Kitazato (2) 338,500 2,986
Nakanishi  137,700 1,823
Olympus  245,100 3,017
Rigaku Holdings (1) 190,200 1,218
Tokyo Seimitsu (1) 25,400 1,747
14,283
Total Electric Appliances & Precision
Instruments 54,546
ELECTRIC POWER & GAS  0.4%
Electric Power & Gas  0.4%
METAWATER  57,200 1,228
Total Electric Power & Gas 1,228
FINANCIALS EX-BANKS  6.5%
Insurance  2.1%
MS&AD Insurance Group Holdings  310,400 6,399
6,399
Other Financing Business  4.4%
Aiful  1,509,200 4,438
ORIX  360,900 8,828
13,266
Total Financials Ex-Banks 19,665

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
IT & SERVICES & OTHERS  9.8%
Information & Communication  1.6%
BIPROGY  45,500 1,838
Cover (1)(2) 91,300 1,082
Hikari Tsushin  7,000 1,854
4,774
Other Products  2.9%
Maeda Kosen  44,600 557
Nintendo  89,100 7,599
Yamaha (1) 75,500 477
8,633
Services  5.3%
Daiei Kankyo (1) 83,600 1,859
Kyoritsu Maintenance  52,700 1,026
Recruit Holdings  122,700 6,085
Relo Group  214,800 2,312
Resorttrust  137,300 1,618
Round One  296,200 2,127
Strike (1) 40,000 985
16,012
Total IT & Services & Others 29,419
MACHINERY  7.5%
Machinery  7.5%
CKD (1) 121,900 2,610
Disco  10,000 3,321
Komatsu  136,000 4,549
Kubota  105,800 1,370
Miura  201,100 3,894
Modec (1) 47,200 3,062
Sega Sammy Holdings  127,000 2,350
Takeuchi Manufacturing  36,300 1,497
Total Machinery 22,653
PHARMACEUTICAL  3.3%
Pharmaceutical  3.3%
Chugai Pharmaceutical (1) 114,400 5,236
Takeda Pharmaceutical  176,200 4,755
Total Pharmaceutical 9,991

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
RAW MATERIALS & CHEMICALS  9.7%
Chemicals  7.7%
Air Water  316,800 4,424
Daicel  250,800 2,158
Fuso Chemical  49,100 1,628
Nifco  175,700 5,092
Nippon Soda  128,900 2,858
Shin-Etsu Chemical  230,200 6,919
23,079
Pulp And Paper  2.0%
Oji Holdings  741,100 3,739
Rengo  367,600 2,239
5,978
Total Raw Materials & Chemicals 29,057
REAL ESTATE  3.1%
Real Estate  3.1%
Mitsubishi Estate  246,700 5,228
Nomura Real Estate Holdings  280,700 1,603
Open House Group  22,600 1,088
Park24 (1) 129,800 1,517
Total Real Estate 9,436
RETAIL TRADE  7.3%
Retail Trade  7.3%
Nextage  233,800 3,513
Seven & i Holdings  521,500 6,633
Takashimaya (1) 256,200 2,741
Tsuruha Holdings (1) 528,900 9,183
Total Retail Trade 22,070
STEEL & NONFERROUS METALS  1.6%
Iron & Steel  1.6%
Nippon Steel  1,181,000 4,868
Total Steel & Nonferrous Metals 4,868
TRANSPORTATION & LOGISTICS  0.7%
Land Transportation  0.7%
Sankyu  38,500 1,966
Total Transportation & Logistics 1,966
Total Common Stocks 295,180

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS  0.6%
IT & SERVICES & OTHERS  0.6%
Information & Communication  0.6%
Andpad, Series D, Acquisition Date: 7/21/22, Cost
$725 (2)(3)(4) 17,240 573
Datax, Series E, Acquisition Date: 7/14/21, Cost
$4,542 (2)(3)(4) 11,236 1,186
Finc Technologies, Series E, Acquisition Date:
12/18/19, Cost $3,650 (2)(3)(4) 232,019 194
Total IT & Services & Others 1,953
Total Convertible Preferred Stocks 1,953
Total Japan (Cost $245,004) 297,133
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS  0.7%
T. Rowe Price Government Reserve Fund, 4.12% (5)
(6) 2,124,709 2,125
Total Short-Term Investments (Cost $2,125) 2,125
SECURITIES LENDING COLLATERAL 5.4%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING PROGRAM
WITH JPMORGAN CHASE BANK 5.4%
Money Market Funds 5.4%
T. Rowe Price Government Reserve Fund, 4.12% (5)
(6) 16,337,232 16,337
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 16,337
Total Securities Lending Collateral (Cost $16,337) 16,337
Total Investments in Securities
104.6% of Net Assets
(Cost $263,466) $ 315,595

T. ROWE PRICE Japan Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at October 31, 2025.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,953 and represents 0.6% of net assets.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Japan Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — $ — $ 121 ++
Totals $ — # $ — $ 121 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 7,204 ¤ ¤ $ 18,462
Total $ 18,462 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $121 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,462.

T. ROWE PRICE Japan Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $263,466) $ 315,595
Dividends receivable 2,486
Receivable for investment securities sold 1,341
Foreign currency (cost $323) 322
Receivable for shares sold 172
Due from affiliates 17
Other assets 313
Total assets 320,246
Liabilities
Obligation to return securities lending collateral 16,346
Payable for investment securities purchased 1,939
Investment management fees payable 202
Payable for shares redeemed 86
Other liabilities 75
Total liabilities 18,648
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 301,598

T. ROWE PRICE Japan Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 88,101
Paid-in capital applicable to 20,396,440 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 213,497
NET ASSETS $ 301,598
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $159,264; Shares outstanding: 10,797,654) $ 14.75
I Class
(Net assets: $84,934; Shares outstanding: 5,747,630) $ 14.78
Z Class
(Net assets: $57,400; Shares outstanding: 3,851,156) $ 14.90

T. ROWE PRICE Japan Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $730) $ 6,646
Other, non cash 761
Securities lending 46
Total income 7,453
Expenses
Investment management 2,191
Shareholder servicing
Investor Class $ 378
I Class 27 405
Prospectus and shareholder reports
Investor Class 18
I Class 3
Z Class 2 23
Custody and accounting 244
Registration 46
Legal and audit 33
Directors 1
Miscellaneous 15
Waived / paid by Price Associates (610)
Total expenses 2,348
Net investment income 5,105

T. ROWE PRICE Japan Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 34,727
Foreign currency transactions (33)
Net realized gain 34,694
Change in net unrealized gain / loss
Securities 31,373
Other assets and liabilities denominated in foreign currencies 34
Change in net unrealized gain / loss 31,407
Net realized and unrealized gain / loss 66,101
INCREASE IN NET ASSETS FROM OPERATIONS $ 71,206

T. ROWE PRICE Japan Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,105 $ 3,259
Net realized gain 34,694 24,147
Change in net unrealized gain / loss 31,407 22,592
Increase in net assets from operations 71,206 49,998
Distributions to shareholders
Net earnings
Investor Class (7,047) (3,342)
I Class (3,320) (1,245)
Z Class (3,215) (2,059)
Decrease in net assets from distributions (13,582) (6,646)
Capital share transactions
*
Shares sold
Investor Class 21,418 27,690
I Class 16,816 9,764
Z Class 349 149
Distributions reinvested
Investor Class 6,531 3,147
I Class 2,955 1,112
Z Class 3,215 2,059
Shares redeemed
Investor Class (55,789) (92,776)
I Class (12,527) (102,588)
Z Class (11,058) (22,288)
Decrease in net assets from capital share
transactions (28,090) (173,731)

T. ROWE PRICE Japan Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase (decrease) during period 29,534 (130,379)
Beginning of period 272,064 402,443
End of period $ 301,598 $ 272,064
*Share information (000s)
Shares sold
Investor Class 1,635 2,339
I Class 1,249 821
Z Class 27 15
Distributions reinvested
Investor Class 546 279
I Class 247 98
Z Class 268 182
Shares redeemed
Investor Class (4,332) (7,790)
I Class (969) (9,230)
Z Class (869) (1,877)
Decrease in shares outstanding (2,198) (15,163)

T. ROWE PRICE Japan Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund)
is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan. The fund has three classes of shares: the Japan Fund (Investor Class), the Japan
Fund–I Class (I Class) and the Japan Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation

T. ROWE PRICE Japan Fund

payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Japan Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Japan Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Japan Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks
$
— $ 295,180 $ — $ 295,180
Convertible Preferred Stocks — — 1,953 1,953
Short-Term Investments 2,125 — — 2,125
Securities Lending Collateral 16,337 — — 16,337
Total $ 18,462 $ 295,180 $ 1,953 $ 315,595

T. ROWE PRICE Japan Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $15,529,000; the value of cash collateral and related investments was $16,346,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $115,920,000 and
$148,972,000, respectively, for the year ended October 31, 2025.

T. ROWE PRICE Japan Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 7,286 $ 6,646
Long-term capital gain 6,296 —
Total distributions $ 13,582 $ 6,646
($000s)
Cost of investments $ 268,313
Unrealized appreciation $ 71,849
Unrealized depreciation (24,655)

T. ROWE PRICE Japan Fund

At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Net unrealized appreciation (depreciation) $ 47,194
($000s)
Undistributed ordinary income $ 13,714
Undistributed long-term capital gain 27,193
Net unrealized appreciation (depreciation) 47,194
Total distributable earnings (loss) $ 88,101

T. ROWE PRICE Japan Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Japan Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $243,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class I Class Z Class
Expense limitation/I Class Limit 1.14% 0.05% 0.00%
Expense limitation date 12/31/26 12/31/26 N/A
(Waived)/repaid during the period ($000s) $(34) $(81) $(495)

T. ROWE PRICE Japan Fund

accounts invested in the Investor Class. For the year ended October 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for
Price Associates; $267,000 for T. Rowe Price Services, Inc.; and $3,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Japan Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Japan Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Japan Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Japan Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the
"Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October
31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Japan Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Japan Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $6,296,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $5,848,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $6,672,000 and foreign taxes paid of $552,000.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F62-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025